EXHIBIT 99.1

NISSAN MASTER OWNER

TRUST RECEIVABLES — 2019-A SERIES

Period	Collection	Accrual	Distribution
From	01-Jan-21	15-Jan-21	16-Feb-21
To	31-Jan-21	16-Feb-21
Days	32

Description of Collateral

On the Distribution Date, the Series 2019-A balances were:

Notes	$1,000,000,000.00
1,000,000,000.00
Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$265,900,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Required Overcollateralization Increase - MPR < 25%	$0.00
Incremental Overcollateralization Amount	$3,202,774.91
Series Nominal Liquidation Amount	1,269,102,774.91

Required Participation Amount	$1,269,102,774.91
Excess Receivables	$268,336,602.46
Excess Funding Account	$0.00

Total Collateral	1,537,439,377.37
Collateral as Percent of Notes	153.74%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$3,638,907,380.09
Total Principal Collections	($1,382,004,961.29)
Investment in New Receivables	$1,415,337,091.56
Receivables Added for Additional Accounts	$0.00
Repurchases	($23,535,922.42)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($573,435,387.03)
Less Servicing Adjustment	($389,446.18)

Ending Balance	$3,074,878,754.73

SAP for Next Period	50.00%

Average Receivable Balance	$3,070,581,987.53
Monthly Payment Rate	45.01%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$7,116,355.57
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$7,116,355.57

Series Allocation Percentage at Month-End	50.00%
Floating Allocation Percentage at Month-End	69.25%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
2/15/2022	8/1/2021	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	32
LIBOR	0.126500%
Applicable Margin	0.560000%

	0.686500%

	Actual	Per $1000
Interest	610,222.22	0.61
Principal	—	—

		0.61
Total Due Investors	610,222.22
Servicing Fee	1,058,352.09

Excess Cash Flow	795,320.12

Reserve Account
Required Balance	$18,988,500.00
Amt. to Cover Shortfall	—
Deposit to Reserve	—
Current Balance	$18,988,500.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.09%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*	53.74%

*	Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.